Rate Matters (Details) (USD $)	3 Months Ended						12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	$ 6,026,000,000						$ 6,026,000,000	$ 4,943,000,000
Asset Impairments and Other Related Charges							139,000,000	0	0
Construction in Progress, Gross	3,121,000,000						3,121,000,000	2,758,000,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							98,000,000	77,000,000	82,000,000
Extraordinary Item, Gain or Loss, Gross									(8,000,000)
Extraordinary Items, Net of Tax	100,000,000	[1]	273,000,000	[1]	0	0	373,000,000	0	(5,000,000)
Carrying Costs Income							393,000,000	70,000,000	47,000,000
Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	1,481,193,000						1,481,193,000	1,486,625,000
Construction in Progress, Gross	565,841,000						565,841,000	562,280,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							9,212,000	2,967,000	7,000,000
Carrying Costs Income							13,433,000	33,080,000	22,761,000
Southwestern Electric Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	394,276,000						394,276,000	332,698,000
Asset Impairments and Other Related Charges							49,000,000	0	0
Construction in Progress, Gross	1,443,569,000						1,443,569,000	1,071,603,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							48,731,000	45,646,000	46,737,000
Extraordinary Items, Net of Tax							0	0	(5,325,000)
Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	1,370,504,000						1,370,504,000	1,232,122,000
Asset Impairments and Other Related Charges							89,824,000	0	0
Construction in Progress, Gross	354,465,000						354,465,000	325,903,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							5,549,000	5,949,000	6,094,000
Carrying Costs Income							53,345,000	31,796,000	18,354,000
Public Service Co Of Oklahoma [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	266,545,000						266,545,000	263,545,000
Construction in Progress, Gross	70,371,000						70,371,000	59,091,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							1,317,000	804,000	1,787,000
Carrying Costs Income							4,033,000	3,145,000	4,642,000
Indiana Michigan Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	602,979,000						602,979,000	556,254,000
Construction in Progress, Gross	236,096,000						236,096,000	301,534,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							15,395,000	15,678,000	12,013,000
Ohio Electric Security Plan Filings [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Refund of Provider of Last Resort Charges, Pretax							47,000,000
Amount Exceeded the Return on Equity Threshold							2.13%
Ohio Electric Security Plan Filings [Member] | Ohio Power Co [Member] | Intervenors' Recommended Refund [Member]
Rate Matters (Textuals) [Abstract]
Intervenors' Recommended Refund of POLR and Environmental Carrying Charge							698,000,000
Ohio Electric Security Plan Filings [Member] | Ohio Power Co [Member] | Ohio Fuel Adjustment Clause Deferrals [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	521,000,000						521,000,000
Ohio Electric Security Plan Filings [Member] | Significantly Excessive Earnings Test - 2009 [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Excessive Earnings Refund Ordered by the PUCO							43,000,000
Intervenors' Recommended Additional Refund of Excessive Earnings							22,000,000
Ohio Electric Security Plan Filings [Member] | Significantly Excessive Earnings Test - 2010 [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Intervenors' Recommended Additional Refund of Excessive Earnings							62,000,000
Commission Staff's Recommended Refund of Excessive Earnings							23,000,000
Ohio Distribution Base Rate Case [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	173,000,000						173,000,000
Requested Base Rate Increase							94,000,000
Requested Return on Equity							11.15%
Rider for Annual Credit to Residential Ratepayers							15,000,000
Unrecognized Equity Carrying Costs	154,000,000						154,000,000
Sporn Unit 5 [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Asset Impairments and Other Related Charges							48,000,000
Fuel Adjustment Clause Audit - 2009 [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Amount Outside Consultants Recommended to Review Related to Proceeds from a Coal Contract Settlement Agreement							72,000,000
Of the Total Proceeds from the Coal Contract Settlement Agreement, Amount Recognized as a Reduction to Fuel Expense Prior to 2009							58,000,000
Of the Total Proceeds from the Coal Contract Settlement Agreement, Amount that Reduced Fuel Expense in 2009 and 2010							14,000,000
Retail Jurisdictional Share Which Reduced the Fuel Adjustment Clause Deferral in 2009 and 2010							7,000,000
2008 Coal Contract Settlement Proceeds to be Applied to Deferred Fuel Balance							65,000,000
Fuel Adjustment Clause Audit - 2009 [Member] | Ohio Power Co [Member] | Jurisdictional Retail Share of Gain [Member]
Rate Matters (Textuals) [Abstract]
Retail Jurisdictional Share of Gain to be Applied to the Fuel Adjustment Clause							30,000,000
Fuel Adjustment Clause Audit - 2010 [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Potential Refund of Carrying Costs							15,000,000
Potential Refund of Unrecognized Equity Carrying Costs							17,000,000
Ormet Interim Arrangement [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Deferred Fuel Adjustment Clause Related to Ormet Interim Arrangement as of September 2009							64,000,000
Unrecognized Equity Carrying Costs Related to Ormet Interim Arrangement as of September 2009							2,000,000
Ohio IGCC Plant [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Collection of Authorized Pre-Construction Costs							24,000,000
Turk Plant [Member] | Southwestern Electric Power Co [Member]
Rate Matters (Textuals) [Abstract]
Asset Impairments and Other Related Charges							49,000,000
Subsidiary's Ownership Percentage	73.00%						73.00%
Total Current Estimated Generation Costs							1,800,000,000
Total Current Estimated Transmission Costs							122,000,000
Subsidiary's Estimated Share of the Generation Cost							1,300,000,000
Subsidiary's Estimated Share of the Transmission Costs							122,000,000
Construction in Progress, Gross	1,400,000,000						1,400,000,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							220,000,000
Contractual Construction Obligations of Joint Owners and Subsidiary							125,000,000
Transmission Contractual Construction Obligations of Subsidiary							8,000,000
Subsidiary's Share of the Contractual Construction Obligations							94,000,000
The PUCT Required Cap on the Plant, Excluding AFUDC and Related Transmission Costs							1,522,000,000
The PUCT Required Cap on CO2 Emission Costs (per ton)							28
Turk Plant [Member] | Southwestern Electric Power Co [Member] | Electric Transmission [Member]
Rate Matters (Textuals) [Abstract]
Construction in Progress, Gross	104,000,000						104,000,000
Texas Restructuring Appeals [Member] | AEP Texas Central Co [Member]
Rate Matters (Textuals) [Abstract]
Net Recoverable Texas Stranded Generation Costs							2,500,000,000
Refund of Other Texas Net True-up Regulatory Liabilities							375,000,000
Total Capacity Auction True-Up Amount							800,000,000
Carrying Costs Income							52,000,000
Texas Restructuring Appeals [Member] | Reversal of Capacity Auction True Up Disallowance [Member] | AEP Texas Central Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	692,000,000						692,000,000
Extraordinary Item, Gain or Loss, Gross							421,000,000
Extraordinary Items, Net of Tax							273,000,000
Carrying Costs Income							271,000,000
Texas Restructuring Appeals [Member] | Reversal of Regulatory Credits [Member] | AEP Texas Central Co [Member]
Rate Matters (Textuals) [Abstract]
Extraordinary Item, Gain or Loss, Gross							65,000,000
Extraordinary Items, Net of Tax							42,000,000
Texas Restructuring Appeals [Member] | Reversal of Accumulated Deferred Investment Tax Credits [Member] | AEP Texas Central Co [Member]
Rate Matters (Textuals) [Abstract]
Extraordinary Item, Gain or Loss, Gross							89,000,000
Extraordinary Items, Net of Tax							58,000,000
Deferred Investment Tax Credits and Excess Deferred Federal Income Taxes [Member] | AEP Texas Central Co [Member]
Rate Matters (Textuals) [Abstract]
Tax Benefits and Associated Carrying Costs Related to Subsidiary's Generation Assets							103,000,000
Excess Earnings [Member] | AEP Texas Central Co [Member]
Rate Matters (Textuals) [Abstract]
Refund of Excess Earnings Including Interest							55,000,000
Virginia Biennial Rate Case [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Requested Base Rate Increase							126,000,000
Requested Return on Equity							11.65%
Renewable Portfolio Standards Incentive Included in Return on Equity							0.50%
Approved Base Rate Increase							55,000,000
Approved Return on Equity							10.90%
Approved Increase in Depreciation Expense							39,000,000
Rate Adjustment Clauses [Member] | Appalachian Power Co [Member] | Environmental Rate Adjustment Clause [Member]
Rate Matters (Textuals) [Abstract]
Requested Recovery of Rate Adjustment Clause Costs	77,000,000						77,000,000
Approved Cost Recovery							30,000,000
Write-off of Regulatory Asset, Pretax							31,000,000
Rate Adjustment Clauses [Member] | Appalachian Power Co [Member] | Renewable Energy Program Rate Adjustment Clause [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	44,000,000						44,000,000
Requested Recovery of Rate Adjustment Clause Costs	6,000,000						6,000,000
Rate Adjustment Clauses [Member] | Appalachian Power Co [Member] | Deferred Wind Power Costs [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	27,000,000						27,000,000
Approved Cost Recovery							6,000,000
Rate Adjustment Clauses [Member] | Appalachian Power Co [Member] | New Generation Rate Adjustment Clause [Member]
Rate Matters (Textuals) [Abstract]
Purchase Price of the Dresden Plant							302,000,000
Recommended Cost Recovery Per Stipulation Agreement							27,000,000
Rate Adjustment Clauses [Member] | Appalachian Power Co [Member] | New Generation Rate Adjustment Clause [Member] | Approved Cost Recovery [Member]
Rate Matters (Textuals) [Abstract]
Approved Cost Recovery							26,000,000
Rate Adjustment Clauses [Member] | January 2009 - December 2010 [Member] | Appalachian Power Co [Member] | Environmental Rate Adjustment Clause [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	24,000,000						24,000,000
Unrecognized Equity Carrying Costs	6,000,000						6,000,000
Rate Adjustment Clauses [Member] | January - December 2011 [Member] | Appalachian Power Co [Member] | Environmental Rate Adjustment Clause [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	18,000,000						18,000,000
Unrecognized Equity Carrying Costs	4,000,000						4,000,000
West Virginia Base Rate Case [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Approved Deferral of Storm Expenses							18,000,000
West Virginia Base Rate Case [Member] | Appalachian Power Co, Wheeling Power Co [Member]
Rate Matters (Textuals) [Abstract]
Requested Base Rate Increase							156,000,000
Requested Return on Equity							11.75%
Approved Base Rate Increase							51,000,000
Approved Return on Equity							10.00%
Approved Deferral of Cost Reduction Initiative Expenses							15,000,000
Product Validation Facility [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	14,000,000						14,000,000
Write-off of Regulatory Asset, Pretax							14,000,000
Carbon Capture and Sequestration Project [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	6,000,000						6,000,000
Write-off of Regulatory Asset, Pretax							8,000,000
Maximum Amount of Department of Energy Funding							334,000,000
Costs Incurred							34,000,000
Department of Energy and Other Eligible Funding Received							20,000,000
Net Cost of Carbon Capture Project							14,000,000
APCo's Filing for IGCC Plant [Member] | Applicable to West Virginia Jurisdiction [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Amount of Deferred Preconstruction IGCC Costs for Future Recovery	9,000,000						9,000,000
APCo's Filing for IGCC Plant [Member] | Applicable to FERC Jurisdiction [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Amount of Deferred Preconstruction IGCC Costs for Future Recovery	2,000,000						2,000,000
APCo's Filing for IGCC Plant [Member] | Applicable to Virginia Jurisdiction [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Amount of Deferred Preconstruction IGCC Costs for Future Recovery	9,000,000						9,000,000
Expanded Net Energy Charge [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	359,000,000						359,000,000
Unrecognized Equity Carrying Costs	7,000,000						7,000,000
Expanded Net Energy Charge [Member] | Appalachian Power Co, Wheeling Power Co [Member]
Rate Matters (Textuals) [Abstract]
The Overall Increase in Rates as Granted by an Order to be Phased-in Over Four Years	355,000,000						355,000,000
Expanded Net Energy Charge [Member] | Rate Matters Year One [Member] | Appalachian Power Co, Wheeling Power Co [Member]
Rate Matters (Textuals) [Abstract]
Annual Phase-in Increase							124,000,000
Expanded Net Energy Charge [Member] | Rate Matters Year Two [Member] | Appalachian Power Co, Wheeling Power Co [Member]
Rate Matters (Textuals) [Abstract]
Annual Phase-in Increase							96,000,000
Approved Increase of Construction Surcharges							10,000,000
Expanded Net Energy Charge [Member] | Rate Matters Year Three [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Approved Fixed Annual Carrying Cost Rate							4.00%
Expanded Net Energy Charge [Member] | Rate Matters Year Three [Member] | Appalachian Power Co, Wheeling Power Co [Member]
Rate Matters (Textuals) [Abstract]
Annual Phase-in Increase							98,000,000
Approved Increase of Construction Surcharges							8,000,000
Approved Increase in Carrying Charges							8,000,000
Fuel and Purchased Power 2008 [Member] | Public Service Co Of Oklahoma [Member]
Rate Matters (Textuals) [Abstract]
Current Shareholder's Percentage of Off-System Sales Margins Sharing							25.00%
The Intervenors' Proposed New Shareholder Percentage of Off-system Sales Margins Sharing							10.00%
Michigan Base Rate Case - 2011 [Member] | Indiana Michigan Power Co [Member]
Rate Matters (Textuals) [Abstract]
Requested Base Rate Increase							25,000,000
Requested Return on Equity							11.15%
Requested Increase in Depreciation Expense							6,000,000
Michigan Jurisdictional Share of Net Costs of Unit One Turbine Replacement							9,000,000
Michigan Base Rate Case - 2011 [Member] | Indiana Michigan Power Co [Member] | Interim Rate Increase [Member]
Rate Matters (Textuals) [Abstract]
Interim Rate Increase							16,000,000
Michigan Base Rate Case - 2011 [Member] | Indiana Michigan Power Co [Member] | Base Rate Increase [Member]
Rate Matters (Textuals) [Abstract]
Approved Base Rate Increase							15,000,000
Michigan Base Rate Case - 2011 [Member] | Indiana Michigan Power Co [Member] | Return on Equity [Member]
Rate Matters (Textuals) [Abstract]
Approved Return on Equity							10.20%
Michigan Base Rate Case - 2011 [Member] | Indiana Michigan Power Co [Member] | Increase in Depreciation Expense [Member]
Rate Matters (Textuals) [Abstract]
Approved Increase in Depreciation Expense							5,000,000
Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Rate Matters (Textuals) [Abstract]
Requested Base Rate Increase							149,000,000
Requested Return on Equity							11.15%
Requested Increase in Depreciation Expense							25,000,000
Seams Elimination Cost Allocation [Member]
Rate Matters (Textuals) [Abstract]
Recognized Gross Seams Elimination Cost Allocation Revenue							220,000,000
Payment If Compliance Filing is Accepted							20,000,000
Amount of Estimated Interest Included in Payment							5,000,000
Potential Receipt of Payment if Compliance Filing is Accepted							10,000,000
Amount of Estimated Interest Included in Potential Receipt of Payment							3,000,000
Amount of FERC Approved Settlements Applicable to SECA Revenue							112,000,000
Remaining Amount of Contested SECA Revenues							$ 108,000,000

[1]	See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.